Percentage of Net Sales by Product Lines of Each Segment (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Percentage of net sales by product line	100.00%	100.00%	100.00%
TCA
Segment Reporting, Revenue Reconciling Item [Line Items]
Percentage of net sales by product line	97.00%	97.00%	99.00%
FPC
Segment Reporting, Revenue Reconciling Item [Line Items]
Percentage of net sales by product line	3.00%	3.00%	1.00%